Schedule of payments for lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Obligations
Principal payments	$ 345	$ 327
Interest payments	47	9
Short-term lease payments	258	337
Payments for lease obligations	$ 650	$ 673